Events after the reporting period (Narrative) (Details) - Events after the reporting period [Member] Tonne in Millions	Sep. 30, 2021 Ounce	Jun. 30, 2021 Tonne
Pampacancha delivery obligation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tonnes of ore contracts no longer expects to mine | Tonne		4
Stream transactions with Wheaton [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional ounces of gold required to be delivered | Ounce	8,020